EQUIPMENT	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	EQUIPMENT

Equipment consisted of the following as at June 30, 2018 and March 31, 2018:

	June 30, 2018			March 31, 2018
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	264,349	227,977	36,372	256,505	223,750	32,755
Furniture and fixtures	36,795	28,481	8,314	36,795	28,051	8,744
Demonstration equipment	200,186	116,798	83,388	200,186	105,441	94,745
Manufacturing equipment	88,742	85,819	2,923	88,742	85,668	3,074
Tools and parts	11,422	6,020	5,402	11,422	5,741	5,681
Assets under capital lease	23,019	9,208	13,811	23,019	8,057	14,962
	624,513	474,303	150,210	616,669	456,708	159,961

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the period ended June 30, 2018 was $17,595 (June 30, 2017
–
 $24,552)

7.	EQUIPMENT

Equipment consisted of the following as at March 31, 2018 and March 31, 2017:

	March 31, 2018			March 31, 2017
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	256,505	223,750	32,755	250,538	204,258	46,280
Furniture and fixtures	36,795	28,051	8,744	36,795	26,096	10,699
Demonstration equipment	200,186	105,441	94,745	184,586	44,420	140,166
Manufacturing equipment	88,742	85,668	3,074	88,742	84,982	3,760
Tools and parts	11,422	5,741	5,681	11,422	4,472	6,950
Assets under capital lease	23,019	8,057	14,962	23,019	3,453	19,566
Balance	616,669	456,708	159,961	595,102	367,681	227,421

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the year ended March 31, 2018 was $89,026 (March 31, 2017 - $79,868).